Hedge accounting - Schedule of Type Of Strategy Is The Currency Risk (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedges [line items]
Notional amount	R$ 414,431	R$ 356,851
Fair value hedge
Disclosure of detailed information about hedges [line items]
Book value, assets	105,430	75,643
Book value, liabilities	39,018	25,377
Fair value, assets	105,804	75,736
Fair value, liabilities	39,229	25,200
Variation in fair value recognized in income	163	270
Notional amount	144,699	101,443
Variation in fair value used to calculate hedge ineffectiveness	(171)	(267)
Fair value hedge | Interest rate risk | Hedge of securities at amortized cost
Disclosure of detailed information about hedges [line items]
Book value, assets	55,761	2,186
Book value, liabilities	0	0
Fair value, assets	55,929	2,197
Fair value, liabilities	0	0
Variation in fair value recognized in income	168	11
Notional amount	55,573	2,186
Variation in fair value used to calculate hedge ineffectiveness	(169)	(10)
Fair value hedge | Interest rate risk | Hedge of securities at fair value through other comprehensive income
Disclosure of detailed information about hedges [line items]
Book value, assets	15,070	36,341
Book value, liabilities	0	0
Fair value, assets	15,017	36,116
Fair value, liabilities	0	0
Variation in fair value recognized in income	(53)	(225)
Notional amount	15,422	36,557
Variation in fair value used to calculate hedge ineffectiveness	49	224
Fair value hedge | Interest rate risk | Hedge of loan operations
Disclosure of detailed information about hedges [line items]
Book value, assets	34,599	37,116
Book value, liabilities	0	0
Fair value, assets	34,858	37,423
Fair value, liabilities	0	0
Variation in fair value recognized in income	259	307
Notional amount	34,599	37,116
Variation in fair value used to calculate hedge ineffectiveness	(264)	(304)
Fair value hedge | Interest rate risk | Hedge of funding
Disclosure of detailed information about hedges [line items]
Book value, assets	0	0
Book value, liabilities	38,990	25,287
Fair value, assets	0	0
Fair value, liabilities	39,191	25,088
Variation in fair value recognized in income	(201)	199
Notional amount	39,075	25,287
Variation in fair value used to calculate hedge ineffectiveness	203	(199)
Fair value hedge | Foreign exchange risk
Disclosure of detailed information about hedges [line items]
Notional amount	29,033	19,363
Fair value hedge | Foreign exchange risk | Hedge of firm commitments
Disclosure of detailed information about hedges [line items]
Book value, assets	0	0
Book value, liabilities	28	90
Fair value, assets	0	0
Fair value, liabilities	38	112
Variation in fair value recognized in income	(10)	(22)
Notional amount	30	297
Variation in fair value used to calculate hedge ineffectiveness	R$ 10	R$ 22